UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)              (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Crow Point Small-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 96.28%

Communication Services - 5.15%
*	ORBCOMM, Inc.	33,485	$154,366
*	Vonage Holdings Corp.	20,186	266,859
	World Wrestling Entertainment, Inc.	3,469	247,791
			669,016
Consumer Discretionary - 14.43%
*	At Home Group, Inc.	21,359	143,960
*	Boot Barn Holdings, Inc.	13,505	462,546
*	Five Below, Inc.	3,171	389,621
*	Quotient Technology, Inc.	24,526	180,021
*	TopBuild Corp.	5,255	486,718
*	Visteon Corp.	3,071	211,807
			1,874,673
Energy - 2.84%
*	Abraxas Petroleum Corp.	107,376	56,040
*	Navigator Holdings Ltd.	27,643	259,568
*	Whiting Petroleum Corp.	8,066	53,478
			369,086
Financials - 3.15%
*	Allegiance Bancshares, Inc.	5,597	181,399
	Veritex Holdings, Inc.	9,662	228,023
			409,422
Health Care - 28.74%
*	Aerie Pharmaceuticals, Inc.	8,161	176,767
*	Amarin Corp. PLC	17,370	260,376
*	BrainStorm Cell Therapeutics, Inc.	26,829	99,804
*	Corcept Therapeutics, Inc.	23,488	296,184
*	CytoSorbents Corp.	42,001	187,324
*	Dynavax Technologies Corp.	32,985	136,558
*	Eyenovia, Inc.	14,001	44,943
*	Flexion Therapeutics, Inc.	17,379	228,881
*	Foamix Pharmaceuticals Ltd.	87,473	252,797
*	HTG Molecular Diagnostics, Inc.	46,775	43,501
*	Intercept Pharmaceuticals, Inc.	2,287	146,780
*	Intra-Cellular Therapies, Inc.	11,499	98,431
*	iRhythm Technologies, Inc.	1,611	122,629
*	Mainstay Medical, Inc. - France (a)	114	422
*	Mainstay Medical, Inc. - Ireland (a)	15,231	53,733
*	Myriad Genetics, Inc.	6,941	163,322
*	Natera, Inc.	8,041	264,951
*	Novocure Ltd.	4,410	400,693
*	PolarityTE, Inc.	21,408	79,424
*	resTORbio, Inc.	8,525	82,010
*	STAAR Surgical Co.	7,995	240,729
*	Teladoc Health, Inc.	6,094	352,721
			3,732,980

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019
			Shares	Value (Note 1)

COMMON STOCKS - CONTINUED

	Industrials - 16.18%
	*	Aerojet Rocketdyne Holdings, Inc.	5,557	$290,242
	*	Evoqua Water Technologies Corp.	25,437	393,256
		Kadant, Inc.	2,448	201,446
	*	Kornit Digital Ltd.	11,386	321,199
	*	Mercury Systems, Inc.	2,673	228,889
		Quanta Services, Inc.	6,994	237,097
	*	RBC Bearings, Inc.	1,586	253,014
	*	Spirit Airlines, Inc.	4,721	177,226
				2,102,369
	Information Technology - 22.53%
	*	Akoustis Technologies, Inc.	31,293	229,065
	*	Box, Inc.	11,564	169,181
	*	CEVA, Inc.	9,293	291,893
	*	CyberArk Software Ltd.	2,734	307,137
	*	ForeScout Technologies, Inc.	8,765	314,050
	*	Impinj, Inc.	4,780	173,896
	*	Limelight Networks, Inc.	97,724	237,469
	*	Lumentum Holdings, Inc.	6,499	362,384
	*	New Relic, Inc.	3,421	196,160
	*	Park City Group, Inc.	19,049	116,199
	*	Rapid7, Inc.	6,462	346,945
	*	ShotSpotter, Inc.	6,690	182,169
				2,926,548
	Materials - 3.26%
	*	Ferro Corp.	12,400	126,356
	*	Ingevity Corp.	3,892	296,454
				422,810

		Total Common Stocks (Cost $14,765,761)		12,506,904

SHORT-TERM INVESTMENT - 3.66%
	§	Money Market Fiduciary Portfolio, 0.25%	475,423	475,423

		Total Short-Term Investment (Cost $475,423)		475,423

Total Value of Investments (Cost $15,241,184)(a) - 99.94%				$12,982,327

Other Assets Less Liabilities - 0.06%				8,006

	Net Assets - 100%			$12,990,333

§	Represents 7 day effective yield
*	Non-income producing investment
(a)	Foreign security

The following acronym or abbreviation is used in this portfolio:
	PLC - Public Limited Company
				(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$1,859,514
Aggregate Gross Unrealized Depreciation			(4,118,371)

Net Unrealized Appreciation			$(2,258,857)

Summary of Investments	% of Net
by Sector	Assets	Value
Communication Services	5.15%	$669,016
Consumer Discretionary	14.43%	1,874,673
Energy	2.84%	369,086
Financials	3.15%	409,422
Health Care	28.74%	3,732,980
Industrials	16.18%	2,102,369
Information Technology	22.53%	2,926,548
Materials	3.26%	422,810
Short-Term Investment	3.66%	475,423
Other Assets Less Liabilities	0.06%	8,006
Total Net Assets	100.00%	$12,990,333

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation

The Crow Point Small-Cap Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2019:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$12,506,904	$12,506,904	$-	$-
Short-Term Investment	475,423	475,423	-	-
Total Assets	$12,982,327	$12,982,327	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: /s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date: October 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Katherine M. Honey_
Katherine M. Honey President and Principal Executive Officer

Date: October 29, 2019

By: /s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date: October 29, 2019